Financial Instruments (Fair Value of Derivative Instruments Table) (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments
Fair value of derivative instruments under collateralized arrangements in a liability position	$ 28	$ 21
Collateral posted on derivative instruments	0	0
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	994	1,432
Fair value of total derivative liabilities and debt	$ 8,131	7,944
Maximum spread on credit default swap agreements before full collateralization is required (in percent)	2.50%
Liabilities included in master netting arrangements	$ 139	97
Obligation to return cash collateral	90	487
Net exposure related to derivative assets recorded in the Statement of Financial Position	726	817
Net exposure related to derivative liabilities recorded in the Statement of Financial Position	47	99
Cash collateral rehypothecated	0	0
U.S. Treasury securities
Fair Values of Derivative Instruments
Non-cash collateral received	40	31
Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	858	1,281
Fair value of total derivative instruments, Liabilities	92	72
Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	136	151
Fair value of total derivative instruments, Liabilities	94	125
Other receivables
Fair Values of Derivative Instruments
Cash collateral issued, derivatives	0	0
Accounts payable
Fair Values of Derivative Instruments
Obligation to return cash collateral	90	487
Prepaid expenses and other current assets | Interest rate contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets		5
Prepaid expenses and other current assets | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	197	632
Prepaid expenses and other current assets | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	90	90
Prepaid expenses and other current assets | Equity contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	6	24
Investments and sundry assets | Interest rate contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	656	628
Investments and sundry assets | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	5	17
Investments and sundry assets | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets	40	37
Investments and sundry assets | Equity contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Assets		0
Other accrued expenses and liabilities | Interest rate contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities		0
Other accrued expenses and liabilities | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	70	50
Other accrued expenses and liabilities | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	75	101
Other accrued expenses and liabilities | Equity contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	19	14
Other liabilities | Interest rate contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	3
Other liabilities | Foreign exchange contracts | Designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities	19	21
Other liabilities | Foreign exchange contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities		4
Other liabilities | Equity contracts | Derivative instruments not designated as hedging instruments
Fair Values of Derivative Instruments
Fair value of total derivative instruments, Liabilities		5
Long term debt | Designated as hedging instruments | Net investment hedge
Fair Values of Derivative Instruments
Debt designated as hedging instrument	$ 7,945	7,747
Short term debt | Designated as hedging instruments | Net investment hedge
Fair Values of Derivative Instruments
Debt designated as hedging instrument		$ 0